Business Combination - Schedule of Proforma Information of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Revenues	$ 552,520	$ 457,888
Net income	$ 52,667	$ 36,418